PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia India Consumer ETF | First Quarter Report 2022 1
Notes to Consolidated Portfolio of Investments
Common Stocks - 102 .4%
Issuer Shares Value ($)
Consumer Discretionary - 58.2%
Bajaj Auto Ltd. 83,835 3,934,823
Balkrishna Industries Ltd. 62,959 1,713,360
Bharat Forge Ltd. 184,363 1,521,641
Bosch Ltd. 6,798 1,310,973
Eicher Motors Ltd. 103,554 3,664,138
FSN E-Commerce Ventures Ltd.
(a)
87,479 1,558,499
Hero MotoCorp Ltd. 101,829 3,506,845
Jubilant Foodworks Ltd. 301,020 1,952,547
Mahindra & Mahindra Ltd. 390,538 5,405,890
Maruti Suzuki India Ltd. 40,404 4,333,814
Page Industries Ltd. 3,962 2,015,127
Relaxo Footwears Ltd. 37,328 455,584
Samvardhana Motherson International Ltd. 1,065,573 1,594,194
Sona Blw Precision Forgings Ltd.
(b)
128,860 903,640
Tata Motors Ltd.
(a)
686,278 3,578,578
Titan Co. Ltd. 115,082 2,828,870
TVS Motor Co. Ltd. 157,951 1,683,964
Zomato Ltd.
(a)
2,160,875 1,473,464
Total 43,435,951
Consumer Staples - 44.2%
Avenue Supermarts Ltd.
(a),(b)
68,342 2,947,604
Britannia Industries Ltd. 89,680 3,936,393
Colgate-Palmolive India Ltd. 104,639 1,970,085
Common Stocks (continued)
Issuer Shares Value ($)
Dabur India Ltd. 447,660 2,811,320
Godrej Consumer Products Ltd.
(a)
274,349 2,631,715
Hindustan Unilever Ltd. 137,016 3,870,055
ITC Ltd. 1,214,161 4,204,920
Marico Ltd. 411,372 2,489,407
Nestle India Ltd. 16,562 3,663,783
Procter & Gamble Hygiene & Health Care
Ltd. 7,437 1,259,000
United Breweries Ltd. 50,546 929,858
United Spirits Ltd.
(a)
230,746 2,219,877
Total 32,934,017
Total Common Stocks
(Cost: $ 57,064,409 ) 76,369,968
Money Market Funds - 0 .1%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 1.054%
(c)
110,806 110,806
Total Money Market Funds
(Cost: $110,806) 110,806
Total Investments in Securities
(Cost: $57,175,215) 76,480,774
Other Assets & Liabilities, Net (1,855,108)
Net Assets 74,625,666
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $3,851,244, which represents 5.16% of total net assets.
(c) The rate shown is the seven-day current annualized yield at June 30, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

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